Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Net
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7:-	PROPERTY, PLANT AND EQUIPMENT, NET

Balance as of December 31, 2017:

	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	NIS in thousands
Cost:

Balance at January 1, 2017	977	1,196	646	2,819
Purchases during the year	24	-	-	24

Balance at December 31, 2017	1,001	1,196	646	2,843

Accumulated depreciation:

Balance at January 1, 2017	880	1,095	639	2,614
Depreciation during the year	45	22	2	69

Balance at December 31, 2017	925	1,117	641	2,683

Depreciated cost at December 31, 2017	76	79	5	160

Balance as of December 31, 2016:

	Laboratory equipment	Computers, office furniture and equipment	Leasehold improvements	Total
	NIS in thousands
Cost:

Balance at January 1, 2016	974	1,162	646	2,782
Purchases during the year	3	37	-	40
Sale of fixed assets	-	(3)	-	(3)

Balance at December 31, 2016	977	1,196	646	2,819

Accumulated depreciation:

Balance at January 1, 2016	867	1,042	637	2,546
Depreciation during the year	13	56	2	71
Sale of fixed assets	-	(3)	-	(3)

Balance at December 31, 2016	880	1,095	639	2,614

Depreciated cost at December 31, 2016	97	101	7	205